INCOME TAXES (Schedule of Income loss before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Total income (loss) before income taxes	$ (155,195)	¥ (1,080,437)	¥ (597,064)	¥ 25,243
PRC
Income Taxes [Line Items]
Total income (loss) before income taxes		(986,464)	(467,953)	104,307
Hong Kong
Income Taxes [Line Items]
Total income (loss) before income taxes		(876)	(2,031)	(2,415)
Cayman Islands
Income Taxes [Line Items]
Total income (loss) before income taxes		(87,470)	(126,887)	¥ (76,649)
Taiwan
Income Taxes [Line Items]
Total income (loss) before income taxes		(2,292)	(166)
Canada
Income Taxes [Line Items]
Total income (loss) before income taxes		¥ (3,335)	¥ (27)